Share-based payments - Disclosure of Information Concerning PSUs (Details) - PSUs	12 Months Ended
	Sep. 30, 2018 CAD ($) shares	Sep. 30, 2017 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of period	468,668,000	1,192,308,000
Granted	403,321,000	221,000,000
Exercised	(172,068,000)	(659,640,000)
Forfeited	(41,189,000)	(285,000,000)
Outstanding, end of period	658,732,000	468,668,000
Grant date fair value (in CAD per share) | $	$ 64.75	$ 62.49